UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Boulevard
           Suite 2080
           -----------------------------------------------------

Form  13F  File  Number:  28-7476
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  (310) 473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                    Los Angeles, CA                   11/28/2000
----------------                    ---------------                   ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:5
Number of Other Included Managers:                   0
                                              --------

Form  13F  Information  Table  Entry  Total:        88
                                              --------

Form  13F  Information  Table  Value  Total:  $350,700
                                              --------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
AT&T                           COM              001957109     9399  319964 SH       Sole              15000  68200 236764
Abbott Laboratories            COM              002824100     1294   27200 SH       Sole                  0      0  27200
Alcoa                          COM              013817101     3134  123800 SH       Sole              17000  80000  26800
America Online Inc.            COM              02364J104      226    4200 SH       Sole                  0      0   4200
American Express               COM              025816109     1338   22020 SH       Sole                  0      0  22020
American Home Products         COM              026609107     1957   34600 SH       Sole               3000  13000  18600
American Int'l Group           COM              026874107    14548  152037 SH       Sole                  0   2775 149262
Applied Materials              COM              038222105      380    6400 SH       Sole                  0      0   6400
Armor Holdings Inc.            COM              042260109     7336  489050 SH       Sole                  0   8700 480350
BEA Systems                    COM              073325102      405    5200 SH       Sole                  0      0   5200
BP Amoco PLC - Spons ADR       COM              055622104      811   15311 SH       Sole                  0      0  15311
BankAmerica Corp               COM              060505104     3332   63613 SH       Sole               8900  38000  16713
Becton Dickinson               COM              075887109     2231   84400 SH       Sole              13000  50000  21400
Boeing                         COM              097023105      787   12500 SH       Sole                  0      0  12500
Bristol-Myers Squibb           COM              110122108     3909   68426 SH       Sole                  0      0  68426
Cambridge Technology Partners  COM              132524109     1291  295000 SH       Sole              44000 228000  23000
Caterpillar Tractor            COM              149123101     1725   51100 SH       Sole               8000  34000   9100
Charles Schwab                 COM              808513105     1134   31935 SH       Sole                  0      0  31935
Chase Manhattan                COM              16161A108     3189   69050 SH       Sole               8900  38000  22150
Chevron                        COM              166751107      699    8196 SH       Sole                  0      0   8196
Cisco Systems                  COM              17275R102    17243  312091 SH       Sole                  0   2100 309991
Citigroup                      COM              172967101     1731   32011 SH       Sole                  0      0  32011
Clorox Corp                    COM              189054109      870   22000 SH       Sole                  0      0  22000
Coca Cola                      COM              191216100     1329   24104 SH       Sole                  0      0  24104
Comcast -Spec. CL A            COM              200300200     9469  231310 SH       Sole                  0   3150 228160
Covad Communications Corp      COM              222814204     3051  228075 SH       Sole                  0   3800 224275
Deere                          COM              244199105      370   11118 SH       Sole                  0      0  11118
Disney Walt                    COM              254687106     3198   83608 SH       Sole                  0      0  83608
Diversa Corp                   COM              255064107      540   20000 SH       Sole               2000  13000   5000
Dow Chemical                   COM              260543103      301   12081 SH       Sole                  0      0  12081
Eaton Corp.                    COM              278058102     2163   35100 SH       Sole               5500  25000   4600
Emerson Electric               COM              291011104      574    8566 SH       Sole                  0      0   8566
Enron                          COM              293561106      467    5328 SH       Sole                  0      0   5328
Exxon Mobil                    COM              30231g102     8295   93068 SH       Sole                  0      0  93068
General Electric               COM              369604103    22858  396230 SH       Sole                  0   2400 393830
General Mills                  COM              370334104      341    9600 SH       Sole                  0      0   9600
General Motors                 COM              370442105    12064  185602 SH       Sole               8500  40000 137102
Gillette                       COM              375766102      857   27760 SH       Sole                  0      0  27760
Glaxo Wellcome Plc-Sponsored A COM              37733W105      338    5600 SH       Sole                  0      0   5600
Global Crossing LTD            COM              G3921A100     3357  108300 SH       Sole              17000  75000  16300
Hewlett Packard Co             COM              428236103     8842   91150 SH       Sole               2000  22050  67100
Home Depot                     COM              437076102     9814  184951 SH       Sole                  0   1650 183301
Intel                          COM              458140100    13662  328705 SH       Sole              11600  54420 262685
International Business Machine COM              459200101     2609   23188 SH       Sole                  0      0  23188
JP Morgan                      COM              616880100    12535   76725 SH       Sole                  0   1400  75325
Jefferson-Pilot Corp           COM              475070108     1439   21200 SH       Sole               3400  15000   2800
Johnson & Johnson              COM              478160104     4327   46063 SH       Sole               4400  17000  24663
Johnson Controls Inc           COM              478366107     3282   61700 SH       Sole               8900  40000  12800
Lilly Eli                      COM              532457108      341    4200 SH       Sole                  0      0   4200
Loews                          COM              540424108      806    9670 SH       Sole                  0      0   9670
Lucent Technologies            COM              549463107      867   28364 SH       Sole                  0      0  28364
Lynx Therapeutics Inc.         COM              551812308     4067  129900 SH       Sole              20000  80000  29900
McDonalds                      COM              580135101     3550  117600 SH       Sole              13000  50000  54600
Merck                          COM              589331107    20582  276498 SH       Sole               8500  37000 230998
Microsoft                      COM              594918104     4606   76374 SH       Sole                  0      0  76374
Minnesota Mining & Manufacturi COM              604059105    11020  120930 SH       Sole               5000  22200  93730
Motorola                       COM              620076109      840   29733 SH       Sole                  0      0  29733
Navistar International         COM              63934E108     3302  110300 SH       Sole              18000  67000  25300
Netspeak Corp.                 COM              64115D109    10137  896100 SH       Sole              71000 362400 462700
Nextel Communications          COM              65332V103    10629  227350 SH       Sole               4000  43800 179550
Novell                         COM              670006105     3664  368700 SH       Sole              30000 119450 219250
PE Corp - PE Biosystems Group  COM              69332S102     2237   19200 SH       Sole                  0      0  19200
PE Corp-Celera Genomics Group  COM              69332S201    24461  245534 SH       Sole              16000  64400 165134
Pacific Century Cyberworks     COM              Y6801N100     1461 1378000 SH       Sole             160000 890000 328000
Pepsico                        COM              713448108      828   18000 SH       Sole                  0      0  18000
Pfizer                         COM              717081103     4859  108135 SH       Sole                  0      0 108135
Pharmacia Corp                 COM              71713u102     2131   35400 SH       Sole               3800  17000  14600
Pharmacopeia Inc.              COM              71713b104     3001  117700 SH       Sole              15000  80000  22700
Philip Morris                  COM              718154107     1133   38504 SH       Sole                  0      0  38504
Procter & Gamble               COM              742718109      281    4200 SH       Sole                  0      0   4200
Reconditioned Systems Inc New  COM              756240305      127   43334 SH       Sole                  0      0  43334
Royal Dutch Petroleum          COM              780257804      571    9532 SH       Sole                  0      0   9532
S1 Corporation                 COM              78463b101     2038  170700 SH       Sole              25000 108000  37700
SBC Communications             COM              78387G103      824   16486 SH       Sole                  0      0  16486
Schering Plough                COM              806605101     1085   23328 SH       Sole                  0      0  23328
Sealed Air New                 COM              81211K100      715   15800 SH       Sole                  0      0  15800
Sun Microsystems               COM              866810104      549    4700 SH       Sole                  0      0   4700
Sysco                          COM              871829107      252    5445 SH       Sole                  0      0   5445
Texaco                         COM              881694103      206    3918 SH       Sole                  0      0   3918
Texas Instruments              COM              882508104     4200   89000 SH       Sole               9600  56000  23400
Time Warner                    COM              887315109      325    4150 SH       Sole                  0      0   4150
Tyco International Limited New COM              902124106      363    7000 SH       Sole                  0      0   7000
United Technologies            COM              913017109    13652  197145 SH       Sole               8500  46750 141895
Value Line Inc.                COM              920437100     4068  115975 SH       Sole                  0   1200 114775
Verizon Communications         COM              92343v104      521   10750 SH       Sole                  0      0  10750
Viacom Class B                 COM              925524308      882   15075 SH       Sole                  0      0  15075
Wachovia Corp                  COM              929771103      663   11700 SH       Sole               2100   8000   1600
Wal-Mart Stores                COM              931142103      616   12800 SH       Sole                  0      0  12800